INCOME TAXES - Other Tax Matters (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2015	Sep. 26, 2015	Dec. 31, 2014	Jun. 28, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income tax provision					$ 49.8	$ 97.5	$ 58.8
Income before income taxes					$ 137.2	$ 233.4	$ 191.3
Effective income tax rate					36.30%	41.80%	30.70%
Valuation Allowance [Line Items]
Tax benefit related to net changes in uncertain tax positions					$ 5.1
Tax benefit related to tax rate decrease in Italy and the U.K.					2.8
Tax benefit related to foreign exchange losses recognized					2.0
Tax expense related to increases in valuation allowances recorded against foreign deferred income tax assets				$ 17.0	5.2	$ 22.3
Tax expense related to repatriation of certain earnings of our non-U.S. subsidiaries	$ 4.2	$ 7.4	$ 18.6			18.6
Tax expense related to various audit settlements and statute expirations						3.8	$ 2.0
Tax expense associated with the Research and Experimentation Credit							0.7
Foreign deferred income tax assets
Valuation Allowance [Line Items]
Tax expense related to increases in valuation allowances recorded against foreign deferred income tax assets						$ 18.7	$ 3.9
Foreign
Valuation Allowance [Line Items]
Tax expense related to dividends from foreign subsidiaries					$ 11.7